Summary of non-current assets by geographical area (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current assets	$ 9,931	$ 11,089
Germany [member]
IfrsStatementLineItems [Line Items]
Non-current assets	106	205
Canada [member]
IfrsStatementLineItems [Line Items]
Non-current assets	8,180	9,320
United states [member]
IfrsStatementLineItems [Line Items]
Non-current assets	73	71
Austria [member]
IfrsStatementLineItems [Line Items]
Non-current assets	$ 1,572	$ 1,493